Note 1 - Summary of Significant Accounting Policies - Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Warrant Liability [Member]
Expected volatility	104.31%	133.19%
Risk-free interest rate
Weighted average expected lives in years (Year)
Expected dividend	0.00%	0.00%
Warrant Liability [Member] | Minimum [Member]
Expected volatility
Risk-free interest rate	1.20%	0.65%
Weighted average expected lives in years (Year)	2 years 91 days	361 days
Expected dividend
Warrant Liability [Member] | Maximum [Member]
Expected volatility
Risk-free interest rate	1.93%	1.76%
Weighted average expected lives in years (Year)	4 years 361 days	4 years 105 days
Expected dividend
Derivative Liability [Member]
Expected volatility	104.31%	133.19%
Risk-free interest rate	0.44%	0.23%
Weighted average expected lives in years (Year)	18 days	1 year 18 days
Expected dividend	0.00%	0.00%